Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based compensation
Schedule of effect of share-based compensation on profit or loss

	2020	2019	2018
Research and development	354,934	433,536	880,982
General and administration	821,479	1,252,429	1,417,951
Total share‑based compensation	1,176,413	1,685,965	2,298,933

	2020	2019	2018
Equity sharing certificate plan	14,644	37,776	77,336
Share purchase plan	49,813	45,593	38,296
Share option plans	1,111,956	1,602,596	2,183,301
Total share‑based compensation	1,176,413	1,685,965	2,298,933

Schedule of movements in number of subscription rights outstanding

	2020	2019	2018
At January 1	198,750	265,600	275,933
Granted	—	—	—
Expired	—	(66,850)	(10,333)
Exercised	—	—	—
At December 31	198,750	198,750	265,600

Schedule of outstanding subscription rights

	Subscription prices / floor prices (CHF)
At December 31, 2020
Expiry date	1.00 / 2.30	2.00 / 2.30	Total
2024	90,750	—	90,750
2027	—	108,000	108,000
Total subscription rights	90,750	108,000	198,750

	Subscription prices / floor prices (CHF)
At December 31, 2019
Expiry date	1.00 / 2.30	2.00 / 2.30	Total
2024	90,750	—	90,750
2027	—	108,000	108,000
Total subscription rights	90,750	108,000	198,750

	Subscription prices / floor prices (CHF)
At December 31, 2018
Expiry date	1.00 / 2.30	2.00 / 2.30	Total
2019	151,600	—	151,600
2020	6,000	—	6,000
2027	—	108,000	108,000
Total subscription rights	157,600	108,000	265,600

Schedule of share options granted

	Number	Exercise price	Expiry date
January 1, 2020	38,487	1.64	December 31, 2029
April 1, 2020	1,158,011	1.14	March 31, 2030
July 1, 2020	31,362	1.45	June 30, 2030
Total 2020	1,227,860

	Number	Exercise price	Expiry date
January 1, 2019	243,506	2.25	December 31, 2028
July 1, 2019	187,189	1.50	June 30, 2029
October 1, 2019	30,000	1.80	September 30, 2029
Total 2019	460,695

Schedule of movements in number of options outstanding

	2020	2019	2018
At January 1	5,540,600	5,128,680	2,661,096
Granted	1,227,860	460,695	2,467,584
Exercised	—	(48,775)	—
At December 31	6,768,460	5,540,600	5,128,680

Schedule of outstanding share options

	Range of exercise prices (CHF)
At December 31, 2020
Expiry date	1.00 to 1.50	1.51 to 2.00	2.01 to 2.50	2.51 to 3.00	Total
2021	—	10,000	—	—	10,000
2024	—	506,351	—	—	506,351
2025	—	49,687	—	—	49,687
2026	—	95,000	50,000	—	145,000
2027	292,261	1,609,022	—	—	1,901,283
2028	—	—	243,506	2,467,584	2,711,090
2029	187,189	68,487	—	—	255,676
2030	1,189,373	—	—	—	1,189,373
Total	1,668,823	2,338,547	293,506	2,467,584	6,768,460

	Range of exercise prices (CHF)
At December 31, 2019
Expiry date	1.00 to 1.50	1.51 to 2.00	2.01 to 2.50	2.51 to 3.00	Total
2020	—	49,687	—	—	49,687
2021	—	105,000	50,000	—	155,000
2024	—	506,351	—	—	506,351
2027	292,261	1,609,022	—	—	1,901,283
2028	—	—	243,506	2,467,584	2,711,090
2029	187,189	30,000	—	—	217,189
Total	479,450	2,300,060	293,506	2,467,584	5,540,600

	Range of exercise prices (CHF)
At December 31, 2018
Expiry date	1.00 to 1.50	1.51 to 2.00	2.01 to 2.50	2.51 to 3.00	Total
2019	—	555,126	—	—	555,126
2020	—	49,687	—	—	49,687
2021	—	105,000	50,000	—	155,000
2027	292,261	1,609,022	—	—	1,901,283
2028	—	—	—	2,467,584	2,467,584
Total	292,261	2,318,835	50,000	2,467,584	5,128,680

Schedule of inputs to option pricing model

	2020	2019	2018
Weighted average share price per share at the grant date	CHF 1.16	CHF 1.93	CHF 2.94
Weighted average strike price per share	CHF 1.16	CHF 1.92	CHF 3.00
Weighted average volatility	40.24%	36.45%	36.86%
Dividend yield	—	—	—
Weighted average annual risk-free rate / annual risk‑free rate	0.13%	0.13%	0.13%